Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$840,380.35

Principal:
Principal Collections	$9,724,055.63
Prepayments in Full	$5,188,504.98
Liquidation Proceeds	$185,229.84
Recoveries	$48,020.83
Sub Total	$15,145,811.28
Collections	$15,986,191.63

Purchase Amounts:
Purchase Amounts Related to Principal	$414,883.40
Purchase Amounts Related to Interest	$2,720.41
Sub Total	$417,603.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,403,795.44

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,403,795.44
Servicing Fee	$197,348.46	$197,348.46	$0.00	$0.00	$16,206,446.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,206,446.98
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,206,446.98
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,206,446.98
Interest - Class A-4 Notes	$247,941.84	$247,941.84	$0.00	$0.00	$15,958,505.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,958,505.14
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$15,880,249.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,880,249.72
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$15,822,826.39
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,822,826.39
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$15,750,601.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,750,601.39
Regular Principal Payment	$14,052,456.19	$14,052,456.19	$0.00	$0.00	$1,698,145.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,698,145.20
Residuel Released to Depositor	$0.00	$1,698,145.20	$0.00	$0.00	$0.00
Total		$16,403,795.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,052,456.19
Total					$14,052,456.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,052,456.19	$97.18	$247,941.84	$1.71	$14,300,398.03	$98.89
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$14,052,456.19	$12.89	$455,845.59	$0.42	$14,508,301.78	$13.31

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$138,386,145.65	0.9570273	$124,333,689.46	0.8598457
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$213,236,145.65	0.1955846	$199,183,689.46	0.1826954

Pool Information
Weighted Average APR	4.532%	4.526%
Weighted Average Remaining Term	28.35	27.57
Number of Receivables Outstanding	22,021	20,771
Pool Balance	$236,818,148.61	$221,168,609.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$213,236,145.65	$199,183,689.46
Pool Factor	0.1973485	0.1843072

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$21,984,919.78
Targeted Overcollateralization Amount	$21,984,919.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,984,919.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$136,865.52
(Recoveries)		116	$48,020.83
Net Losses for Current Collection Period			$88,844.69
Cumulative Net Losses Last Collection Period			$8,017,431.43
Cumulative Net Losses for all Collection Periods			$8,106,276.12

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.09%	364	$4,626,638.28
61-90 Days Delinquent	0.19%	32	$416,068.22
91-120 Days Delinquent	0.12%	19	$272,346.65
Over 120 Days Delinquent	0.40%	62	$894,547.11
Total Delinquent Receivables	2.81%	477	$6,209,600.26

Repossession Inventory:
Repossessed in the Current Collection Period		18	$282,858.41
Total Repossessed Inventory		20	$327,532.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			1.0025%
Preceding Collection Period			0.4085%
Current Collection Period			0.4656%
Three Month Average			0.6255%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6080%
Preceding Collection Period			0.5994%
Current Collection Period			0.5440%
Three Month Average			0.5838%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer